Term Loans (Details 7) (Midmarket Term Loan [Member], USD $)	Dec. 31, 2012
Midmarket Term Loan [Member]
Schedule of repayment obligations
March 31, 2013	$ 162,500
June 30, 2013	162,500
September 30, 2013	162,500
November 14, 2013	2,000,000
December 31, 2013	325,000
2014	1,462,500
2015	2,112,500
2016	3,575,000
2017	4,875,000
Long-term Debt	$ 14,837,500